Concentration - Schedule of Concentration Risk Percentage (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	24.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	11.00%			[1]		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	20.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	10.00%			[1]
Customer Concentration Risk [Member] | Customer [Member] | Revenue Benchmark [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	35.00%		30.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	100.00%		100.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	100.00%			[1]
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	100.00%
Product Concentration Risk [Member] | Purchase [Member] | Supplier A [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	78.00%		48.00%		21.00%
Product Concentration Risk [Member] | Purchase [Member] | Supplier B [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	16.00%			[1]
Product Concentration Risk [Member] | Purchase [Member] | Supplier [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	78.00%		64.00%		21.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	30.00%		54.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk		[1]	15.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	79.00%		69.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	20.00%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier D [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	15.00%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier E [Member]
Schedule of Concentration Risk Percentage [Line Items]
Percentage of concentration risk	14.00%			[1]

[1]	Represent percentage less than 10%